GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

23.	GENERAL AND ADMINISTRATIVE EXPENSES

The components of the Company’s general and administrative expenses for the years ended June 30, 2024, 2025 and 2026, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Directors fee	98,937	110,282	111,527	686
Staff-related costs	49,860	79,060	123,748	762
Legal and professional fee	43,933	73,501	84,876	522
Travel and transportation expenses	66,303	58,005	66,418	408
Depreciation expense of right-of-use assets	44,646	46,375	48,886	300
Maintenance and supplies	27,730	30,427	30,830	190
Insurance and service fee	17,187	29,941	53,570	329
(Reversal of) allowance for expected credit losses	(878)	26,706	149,852	922
Office expenses	23,111	15,893	9,825	60
Depreciation expense of property and equipment	5,255	6,525	6,111	38
Miscellaneous expenses	28,144	25,540	62,305	384
Total	404,228	502,255	747,948	4,599